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1933 Act Rule 497(j)
1933 Act File No. 333-197021

August 14, 2014

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Nationwide Mutual Funds Securities Act of 1933 N-14 Filing No. 333-197021 Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of prospectus/information statement and Statement of Additional Information related to the Nationwide Short Duration Bond Fund that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in the Form N-14 filed with the U.S. Securities and Exchange Commission on August 12, 2014.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Cillian M. Lynch
Cillian M. Lynch